Stockholders' Equity - Schedule of Stock Option Activity (Details) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares of Common Stock Underlying Options, outstanding, beginning balance		3,658,421
Shares of Common Stock Underlying Options, Granted		165,000
Shares of Common Stock Underlying Options, Cancelled or terminated		(145,841)
Shares of Common Stock Underlying Options, Exercised
Shares of Common Stock Underlying Options, outstanding, ending balance		3,677,580	3,658,421
Shares of Common Stock Underlying Options, vested ending balance		28,152
Weighted Average Exercise Price outstanding, beginning balance		$ 11.10
Weighted Average Exercise Price, Granted		6.52
Weighted Average Exercise Price, Cancelled or terminated		11.10
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price ending balance		10.89	$ 11.10
Weighted Average Exercise Price, vested ending balance		$ 11.10
Weighted Average Remaining Contractual Life ending balance		3 years 9 months 18 days
Weighted Average Remaining Contractual Life, vested ending balance		3 years 9 months 18 days
Aggregate Intrinsic Value, outstanding, ending balance
Aggregate Intrinsic Value, vested, ending balance
Successor [Member]
Shares of Common Stock Underlying Options, outstanding, beginning balance		3,658,421
Shares of Common Stock Underlying Options, Granted			4,271,128
Shares of Common Stock Underlying Options, Cancelled or terminated			(612,707)
Shares of Common Stock Underlying Options, Exercised
Shares of Common Stock Underlying Options, outstanding, ending balance			3,658,421
Shares of Common Stock Underlying Options, vested ending balance
Weighted Average Exercise Price outstanding, beginning balance		$ 11.10
Weighted Average Exercise Price, Granted			11.10
Weighted Average Exercise Price, Cancelled or terminated			11.08
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price ending balance			11.10
Weighted Average Exercise Price, vested ending balance
Weighted Average Remaining Contractual Life ending balance			4 years 2 months 12 days
Weighted Average Remaining Contractual Life, vested ending balance			0 years
Aggregate Intrinsic Value, outstanding, ending balance
Aggregate Intrinsic Value, vested, ending balance
Predecessor [Member]
Shares of Common Stock Underlying Options, outstanding, beginning balance				75,561
Shares of Common Stock Underlying Options, Granted				283,333
Shares of Common Stock Underlying Options, Cancelled or terminated				(75,561)
Shares of Common Stock Underlying Options, Exercised
Shares of Common Stock Underlying Options, outstanding, ending balance				283,333
Shares of Common Stock Underlying Options, vested ending balance
Weighted Average Exercise Price outstanding, beginning balance				$ 98.69
Weighted Average Exercise Price, Granted				26.00
Weighted Average Exercise Price, Cancelled or terminated				98.69
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price ending balance	[1]			22.77
Weighted Average Exercise Price, vested ending balance
Weighted Average Remaining Contractual Life ending balance				9 years 2 months 12 days
Weighted Average Remaining Contractual Life, vested ending balance				0 years
Aggregate Intrinsic Value, outstanding, ending balance
Aggregate Intrinsic Value, vested, ending balance

[1]	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.